Marketable Securities (Tables)	12 Months Ended
May 31, 2014
Summary of Marketable Securities by Asset Type

The following tables summarize marketable securities held at May 31, 2014 and May 31, 2013 by asset type:

	Available-For-Sale Securities
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
May 31, 2014
Equity securities:
Stocks - foreign	$984	$669	$(20)	$1,633
Stocks - domestic	31,071	8,965	(132)	39,904
Mutual funds - foreign	30,541	2,799	—	33,340
Mutual funds - domestic	44,242	1,790	(1,109)	44,923

Total equity securities	106,838	14,223	(1,261)	119,800
Fixed maturity:
U.S. treasury and other government	21,156	152	(164)	21,144
Corporate bonds	1,544	212	—	1,756
Foreign bonds	37	3	—	40
Mortgage-backed securities	85	55	—	140

Total fixed maturity securities	22,822	422	(164)	23,080

Total	$129,660	$14,645	$(1,425)	$142,880

	Available-For-Sale Securities
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
May 31, 2013
Equity securities:
Stocks - foreign	$1,090	$244	$—	$1,334
Stocks - domestic	24,492	5,265	(392)	29,365
Mutual funds - foreign	18,328	1,901	(7)	20,222
Mutual funds - domestic	39,184	679	(492)	39,371

Total equity securities	83,094	8,089	(891)	90,292
Fixed maturity:
U.S. treasury and other government	20,528	247	(139)	20,636
Corporate bonds	1,724	244	—	1,968
Foreign bonds	37	4	—	41
Mortgage-backed securities	100	60	(4)	156

Total fixed maturity securities	22,389	555	(143)	22,801

Total	$105,483	$8,644	$(1,034)	$113,093

Summary of Securities in Unrealized Loss Position and Included in Accumulated Other Comprehensive Income, Aggregated by Length of Time Investments

Summarized below are the securities we held at May 31, 2014 and 2013 that were in an unrealized loss position and that were included in accumulated other comprehensive income, aggregated by the length of time the investments had been in that position:

	May 31, 2014		May 31, 2013
(In thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Total investments with unrealized losses	$35,465	$(1,425)	$36,582	$(1,034)
Unrealized losses with a loss position for less than 12 months	16,611	(845)	36,327	(956)
Unrealized losses with a loss position for more than 12 months	18,854	(580)	255	(78)

Net Carrying Values of Debt Securities by Contractual Maturity

The net carrying values of debt securities at May 31, 2014, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.

(In thousands)	Amortized Cost	Fair Value
Due:
Less than one year	$3,198	$3,214
One year through five years	14,984	15,015

Six years through ten years	3,271	3,304
After ten years	1,369	1,547

	$22,822	$23,080